ACCOUNTS RECEIVABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade receivables and unbilled revenues	$ 4,711	$ 5,325
Short-term portion of derivative assets	498	296
Other	1,308	1,432
Accounts receivable and other	6,517	7,053
Allowance for doubtful accounts receivable	$ 64	$ 50